Institutional Class | Thrivent Diversified Income Plus Fund
Thrivent Diversified Income Plus Fund THYFX
Investment Objective
Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Thrivent Diversified Income Plus Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class Thrivent Diversified Income Plus Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Diversified Income Plus Fund	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund's portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as "junk bonds." At the time of purchase, these high-yield securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities, to which the Fund's portfolio is exposed, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Fund's portfolio is exposed, will affect the market prices of the company's securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The indices are the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index. The former measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The latter index measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund's board of trustees and Fund shareholders, the Fund's investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund's name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+14.90%
Worst Quarter:	Q4 '08	-16.20%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2011)
Average Annual Total Returns - Institutional Class	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Fund	2.18%	3.46%	6.72%
Thrivent Diversified Income Plus Fund (after taxes on distributions)	0.65%	1.65%	4.32%
Thrivent Diversified Income Plus Fund (after taxes on distributions and redemptions)	1.61%	1.91%	4.34%
Thrivent Diversified Income Plus Fund S&P 500 Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)	8.33%	4.59%	7.10%
Thrivent Diversified Income Plus Fund Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%